Provisions (Tables)	6 Months Ended
Jun. 30, 2025
Provisions [Abstract]
Schedule of Provisions
	As of
	December 31, 2024	June 30, 2025	June 30, 2025
	RM	RM	Convenience Translation USD
As at beginning of the year/period	494,280	441,353	104,767
Add: Provision for warranty during the year/period	202,929	235,165	55,823
Less: Unclaimed warranty during the year/period	(255,856)	(261,062)	(61,970)
As at end of the year/period	441,353	415,456	98,620